Other Non-current Assets	6 Months Ended
Jun. 30, 2024
Other Non-current Assets
Other Non-current Assets

7.Other Non-current Assets

Other non-current assets consisted of the following:

	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Rental and industry customer deposits (1)	106,599	105,547	14,524
Prepayments	33,370	31,247	4,299
Long-term investments	1,415	1,415	195
Total other non-current assets	141,384	138,209	19,018
(1)	The Company’s rental deposits are mainly paid to landlords for its various office spaces and are refundable upon termination of the leases. Industry customer deposits consist of refundable deposits paid to industry customers and are refundable upon termination of contracts with each customer. The Company evaluated the recoverability of the deposits periodically and recorded an allowance of nil and nil as of December 31, 2023 and June 30, 2024, respectively.